Organization and principal activities (Details Narrative)	Apr. 02, 2025 USD ($) $ / shares shares	Apr. 02, 2025 GBP (£) shares	Feb. 23, 2023 shares	Jun. 30, 2025 $ / shares	Apr. 02, 2025 GBP (£)	Mar. 25, 2025 £ / shares	Jun. 30, 2024 $ / shares	Sep. 09, 2022	Jun. 29, 2017
Ordinary shares, par value | $ / shares				$ 0.0001			$ 0.0001
Offering price per share | £ / shares						£ 1.00
IPO [Member]
Number of ordinary shares issued | shares	2,250,000	2,250,000
Ordinary shares, par value | $ / shares	$ 0.0001
Offering price per share | $ / shares	$ 4.50
Gross proceeds from offering | $	$ 10,125,000
Net proceeds from offering	8,850,000	£ 6,639,607
Deferred IPO costs	$ 1,694,553				£ 1,234,990
Moonglade Investment Limited [Member]
Percentage of ownership			89.00%					100.00%
Numbe of shares issued | shares			89
Moonglade Investment Limited [Member] | Sky Shadow Limited [Member]
Percentage of ownership			69.70%
Moonglade Investment Limited [Member] | Mr.Steven Paul Adams [Member]
Percentage of ownership			5.60%
Moonglade Investment Limited [Member] | Mr.Kevin Cox [Member]
Percentage of ownership			24.70%
Energys Group Holding Limited [Member]
Percentage of ownership			100.00%						100.00%
Numbe of shares issued | shares			100
Percentage of ownership, before reorganization			73.00%
Percentage of ownership, after reorganization			62.00%
Energys Group Holding Limited [Member] | Sky Shadow Limited [Member]
Percentage of ownership									73.00%
Energys Group Holding Limited [Member] | Mr.Steven Paul Adams [Member]
Percentage of ownership									5.00%
Mr.Kevin Cox [Member]
Percentage of ownership									22.00%